The Company and basis of presentation	3 Months Ended
Mar. 31, 2020
The Company and basis of presentation
The Company and basis of presentation

1.    The Company and basis of presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien) registered in the commercial registry of Hof an der Saale under HRB 4019, with its business address at Else-Kröner-Str. 1, 61352 Bad Homburg v. d. Höhe, is the world’s largest kidney dialysis company, based on publicly reported revenue and number of patients treated. The Company provides dialysis care and related dialysis care services to persons who suffer from end-stage renal disease (“ESRD”), as well as other health care services. The Company also develops, manufactures and distributes a wide variety of health care products, which includes dialysis and non-dialysis products. The Company’s dialysis products include hemodialysis machines, peritoneal cyclers, dialyzers, peritoneal solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals and systems for water treatment. The Company’s non-dialysis products include acute cardiopulmonary and apheresis products. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company describes certain of its other health care services as “Care Coordination.” Care Coordination currently includes, but is not limited to, value and risk-based arrangements, pharmacy services, vascular, cardiovascular and endovascular specialty services as well as ambulatory surgery center services, physician nephrology and cardiology services, urgent care services and ambulant treatment services. All of these Care Coordination services together with dialysis care and related services represent the Company’s health care services.

In these unaudited consolidated financial statements, “FMC-AG & Co. KGaA,” or the “Company” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA. “Management AG” and the “General Partner” refer to Fresenius Medical Care Management AG which is FMC-AG & Co. KGaA’s general partner and is wholly owned by Fresenius SE. “Management Board” refers to the members of the management board of Management AG and, except as otherwise specified, “Supervisory Board” refers to the supervisory board of FMC-AG & Co. KGaA. The term “North America Segment” refers to the North America operating segment, the term “EMEA Segment” refers to the Europe, Middle East and Africa operating segment, the term “Asia-Pacific Segment” refers to the Asia-Pacific operating segment, and the term “Latin America Segment” refers to the Latin America operating segment. For further discussion of the Company’s operating segments, see note 10.

Basis of presentation

The consolidated financial statements and other financial information included in the Company’s quarterly reports on Form 6-K and its Annual Report on Form 20-F are prepared solely in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), using the euro as the Company's reporting currency. The quarterly financial report is prepared in accordance with International Accounting Standard ("IAS") 34, Interim Financial Reporting, and contains condensed financial statements, in that it does not include all of the notes that would be required in a complete set of financial statements, but rather selected explanatory notes. However, the primary financial statements are presented in the format consistent with the consolidated financial statements as presented in the Company’s Annual Report on Form 20-F in accordance with IAS 1, Presentation of Financial Statements.

The consolidated financial statements at March 31, 2020 and for the three months ended March 31, 2020 and 2019 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2019 Annual Report on Form 20-F. The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

Starting on July 1, 2018, the Company’s subsidiaries in Argentina applied IAS 29, Financial Reporting in Hyperinflationary Economies, due to the inflation in Argentina. Pursuant to IAS 29, the Company recorded a loss on its net monetary position of €4,131 for the three months ended March 31, 2020. The Company calculated the loss with the use of the Consumer Price Index (Índice de precios al consumidor) as published by the Argentine Statistics and Census Institute for the three months ended March 31, 2020, which lists the level at 305.6 index points, an 8% increase since January 1, 2020.

In the consolidated statements of income “Research and development” expense in the amount of €5,016 for the three months ended March 31, 2019, has been reclassified to “Selling, general and administrative” expense to conform to the current year’s presentation.

In the consolidated statements of cash flows, receivables from equity-method investees in the amount of €16,224 for the three months ended March 31, 2019 have been reclassified from line item “Trade accounts and other receivables” to line item “Accounts receivable from related parties” to conform to the current year’s presentation.

As a result of an update to a multi-currency notional pooling cash management system, cash and cash equivalents and short-term debt associated with this system are presented separately on the consolidated balance sheet as of March 31, 2020, resulting in increased borrowings under lines of credit related to this cash management system in the amount of €352,846 (see note 5).

The results of operations for the three months ended March 31, 2020 are not necessarily indicative of the results of operations for the year ending December 31, 2020.

At May 6, 2020, the Management Board authorized the consolidated financial statements for issue.

New accounting pronouncements

Recently implemented accounting pronouncements

The Company has prepared its consolidated financial statements at and for the three months ended March 31, 2020 in conformity with IFRS that have to be applied for the interim periods on January 1, 2020. In the first quarter of 2020, there were no recently implemented accounting pronouncements that had a material effect on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

The IASB issued the following new standard which is relevant for the Company:

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts. IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure related to the issuance of insurance contracts. IFRS 17 replaces IFRS 4, Insurance Contracts, which was brought in as an interim standard in 2004. IFRS 4 permitted the use of national accounting standards for the accounting of insurance contracts under IFRS. As a result of the varied application for insurance contracts there was a lack of comparability among peer groups. IFRS 17 eliminates this diversity in practice by requiring all insurance contracts to be accounted for using current values. The frequent updates to the insurance values are expected to provide more useful information to users of financial statements. On March 17, 2020, the IASB decided to defer the effective date of the standard to annual reporting periods beginning on or after January 1, 2023. Earlier adoption is permitted for entities that have also adopted IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers. The Company is evaluating the impact of IFRS 17 on the consolidated financial statements.

In the Company’s view, no other pronouncements issued by the IASB are expected to have a material impact on the consolidated financial statements.